Financial risk review - Schedule of Future Cash Flows Between Assets and Liabilities Grouped by its Remaining Maturity with Respect to the Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 1,842,208	$ 1,819,931	$ 1,987,068	$ 1,190,936
Investment securities	1,428,990	1,201,930
Loans	9,235,476	8,461,987
Trading derivative - assets	1,569	0
Liabilities
Customer deposits	(6,640,290)	(5,461,901)
Securities sold under repurchase agreements	(130,509)	(214,035)	(314,434)
Borrowings and debt	(4,030,389)	(4,388,720)	$ (4,396,969)	$ (4,458,912)
Lease liabilities	(18,429)	(19,232)
Trading derivative -liabilities	(433)	0
Liquidity risk
Assets
Cash and due from banks	1,923,731	1,965,145
Investment securities	1,428,990	1,201,930
Loans	9,141,668	8,383,829
Customers' liabilities under acceptances	161,597	245,065
Trading derivative - assets	1,569
Derivative financial assets held for hedging	69,837	22,315
Total	12,727,392	11,818,284
Liabilities
Customer deposits	(6,640,290)	(5,461,901)
Securities sold under repurchase agreements	(130,509)	(214,035)
Borrowings and debt	(4,030,389)	(4,388,720)
Lease liabilities	(18,429)	(19,232)
Acceptances outstanding	(161,597)	(245,065)
Trading derivative -liabilities	(433)
Derivatives liabilities held for risk management purposes	(62,506)	(141,705)
Total	(11,044,153)	(10,470,658)
Subtotal net position	1,683,239	1,347,626
Liquidity risk | Gross inflows (outflows)
Assets
Cash and due from banks	1,924,464	1,965,334
Investment securities	1,552,178	1,342,119
Loans	10,115,254	9,164,648
Customers' liabilities under acceptances	161,597	245,065
Trading derivative - assets	1,569
Derivative financial assets held for hedging	69,837	22,315
Total	13,824,899	12,739,481
Liabilities
Customer deposits	(6,666,973)	(5,458,823)
Securities sold under repurchase agreements	(134,446)	(214,151)
Borrowings and debt	(4,386,996)	(4,824,248)
Lease liabilities	(18,429)	(19,233)
Acceptances outstanding	(161,597)	(245,065)
Trading derivative -liabilities	(433)
Derivatives liabilities held for risk management purposes	(62,506)	(141,705)
Total	(11,431,380)	(10,903,225)
Subtotal net position	2,393,519	1,836,256
Off-balance sheet contingencies
Confirmed letters of credit	240,120	536,350
Stand-by letters of credit and guarantees	836,434	520,285
Loans and letter of credit commitments	764,103	357,745
Total	1,840,657	1,414,380
Total net position	552,862	421,876
Liquidity risk | Up to 3 months
Assets
Cash and due from banks	1,906,085	1,944,338
Investment securities	103,225	84,980
Loans	2,711,751	2,759,031
Customers' liabilities under acceptances	102,576	153,091
Trading derivative - assets	0
Derivative financial assets held for hedging	7,989	1,218
Total	4,831,626	4,942,658
Liabilities
Customer deposits	(5,153,930)	(4,413,516)
Securities sold under repurchase agreements	(7,800)	(101,528)
Borrowings and debt	(1,093,223)	(1,138,907)
Lease liabilities	(361)	(244)
Acceptances outstanding	(102,576)	(153,091)
Trading derivative -liabilities	0
Derivatives liabilities held for risk management purposes	(7,888)	(9,379)
Total	(6,365,778)	(5,816,665)
Subtotal net position	(1,534,152)	(874,007)
Off-balance sheet contingencies
Confirmed letters of credit	141,926	358,624
Stand-by letters of credit and guarantees	301,972	141,843
Loans and letter of credit commitments	59,206	60,341
Total	503,104	560,808
Total net position	(2,037,256)	(1,434,815)
Liquidity risk | 3 to 6 months
Assets
Cash and due from banks	18,379	5,286
Investment securities	134,775	66,341
Loans	1,651,349	2,018,051
Customers' liabilities under acceptances	36,206	53,466
Trading derivative - assets	0
Derivative financial assets held for hedging	189	9,484
Total	1,840,898	2,152,628
Liabilities
Customer deposits	(745,511)	(597,055)
Securities sold under repurchase agreements	(68,015)	0
Borrowings and debt	(550,119)	(688,359)
Lease liabilities	(363)	(276)
Acceptances outstanding	(36,206)	(53,466)
Trading derivative -liabilities	0
Derivatives liabilities held for risk management purposes	0	(70)
Total	(1,400,214)	(1,339,226)
Subtotal net position	440,684	813,402
Off-balance sheet contingencies
Confirmed letters of credit	74,009	141,422
Stand-by letters of credit and guarantees	169,182	133,149
Loans and letter of credit commitments	139,204	39,900
Total	382,395	314,471
Total net position	58,289	498,931
Liquidity risk | 6 months to 1 year
Assets
Cash and due from banks	0	15,710
Investment securities	203,340	109,616
Loans	2,003,457	1,557,065
Customers' liabilities under acceptances	22,815	38,508
Trading derivative - assets	0
Derivative financial assets held for hedging	3,685	951
Total	2,233,297	1,721,850
Liabilities
Customer deposits	(503,687)	(354,883)
Securities sold under repurchase agreements	(58,631)	(23,268)
Borrowings and debt	(447,676)	(675,517)
Lease liabilities	(737)	(684)
Acceptances outstanding	(22,815)	(38,508)
Trading derivative -liabilities	0
Derivatives liabilities held for risk management purposes	(16,755)	(1,192)
Total	(1,050,301)	(1,094,052)
Subtotal net position	1,182,996	627,798
Off-balance sheet contingencies
Confirmed letters of credit	24,185	36,304
Stand-by letters of credit and guarantees	255,763	178,798
Loans and letter of credit commitments	134,631	40,350
Total	414,579	255,452
Total net position	768,417	372,346
Liquidity risk | 1 to 5 years
Assets
Cash and due from banks	0	0
Investment securities	1,079,046	1,036,660
Loans	3,417,682	2,583,263
Customers' liabilities under acceptances	0	0
Trading derivative - assets	0
Derivative financial assets held for hedging	54,654	10,592
Total	4,551,382	3,630,515
Liabilities
Customer deposits	(263,845)	(93,369)
Securities sold under repurchase agreements	0	(89,355)
Borrowings and debt	(2,246,182)	(2,274,040)
Lease liabilities	(6,096)	(5,592)
Acceptances outstanding	0	0
Trading derivative -liabilities	0
Derivatives liabilities held for risk management purposes	(37,459)	(129,609)
Total	(2,553,582)	(2,591,965)
Subtotal net position	1,997,800	1,038,550
Off-balance sheet contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	109,517	66,495
Loans and letter of credit commitments	397,491	208,868
Total	507,008	275,363
Total net position	1,490,792	763,187
Liquidity risk | More than 5 years
Assets
Cash and due from banks	0	0
Investment securities	31,792	44,522
Loans	331,015	247,238
Customers' liabilities under acceptances	0	0
Trading derivative - assets	1,569
Derivative financial assets held for hedging	3,320	70
Total	367,696	291,830
Liabilities
Customer deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	(49,796)	(47,425)
Lease liabilities	(10,872)	(12,437)
Acceptances outstanding	0	0
Trading derivative -liabilities	(433)
Derivatives liabilities held for risk management purposes	(404)	(1,455)
Total	(61,505)	(61,317)
Subtotal net position	306,191	230,513
Off-balance sheet contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	0	0
Loans and letter of credit commitments	33,571	8,286
Total	33,571	8,286
Total net position	$ 272,620	$ 222,227